Significant Acquisitions - Las Palmas Business (Table) (Details) (Las Palmas Business, USD $) In Thousands, unless otherwise specified	Jul. 01, 2010
Las Palmas Business
Business Acquisition [Line Items]
Cash consideration to sellers	$ 10,300
Acquisition costs	225
Adjusted purchase price	$ 10,525